Summary Of Share Option Activity (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Outstanding at January 1, 2012			38,801,636
Granted	36,870,000	1,800,000		38,670,000
Exercised
Forfeited or expired			(3,000,000)
Outstanding			35,801,636	38,801,636
Exercisable			19,976,636
Vested and expected to vest			33,630,619
Weighted average exercise price per option
Outstanding at January 1, 2012			$ 0.258
Granted	$ 0.254	$ 0.272
Exercised
Forfeited or expired			$ 0.258
Outstanding			$ 0.279	$ 0.258
Exercisable			$ 0.266
Vested and expected to vest			$ 0.258
Weighted average remaining contractual life
Outstanding			8 years 6 months
Exercisable			8 years 4 months 24 days
Vested and expected to vest			8 years 6 months
Aggregate intrinsic Value
Outstanding at January 1, 2012
Exercised
Outstanding
Exercisable
Vested and expected to vest